SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Total current assets	$ 22,947	$ 26,591	$ 35,128
Plant, equipment and mining properties	38,743	32,158	28,076
Other long-term assets	10	34	27
Total assets	108,588	102,835	94,131
LIABILITIES
Total liabilities	9,841	10,188	11,821
EQUITY
Accumulated deficit	(16,505)	(18,877)	(21,538)
Total equity	75,168	69,002	61,794	$ 37,353
Total liabilities and equity	$ 108,588	102,835	94,131
As Previously Reported [Member]
ASSETS
Total current assets		26,591	35,128
Plant, equipment and mining properties		31,952	27,739
Other long-term assets		44,086	30,927
Total assets		102,629	93,794
LIABILITIES
Total liabilities		33,833	32,337
EQUITY
Accumulated deficit		(19,083)	(21,875)
Other equity		87,879	83,332
Total equity		68,796	61,457
Total liabilities and equity		102,629	93,794
Adjustment [Member]
ASSETS
Total current assets
Plant, equipment and mining properties		206	337
Other long-term assets
Total assets		206	337
LIABILITIES
Total liabilities
EQUITY
Accumulated deficit		206	337
Other equity
Total equity		206	337
Total liabilities and equity		206	337
As Adjusted [Member]
ASSETS
Total current assets		26,591	35,128
Plant, equipment and mining properties		32,158	28,076
Other long-term assets		44,086	30,927
Total assets		102,835	94,131
LIABILITIES
Total liabilities		33,833	32,337
EQUITY
Accumulated deficit		(18,877)	(21,538)
Other equity		87,879	83,332
Total equity		69,002	61,794
Total liabilities and equity		$ 102,835	$ 94,131